Table of Contents

USAA Family of Funds                                       1
President's Message                                        2
Investment Review                                          4
Financial Information:
   USAA S&P 500 Index Fund
      Distributions to Shareholders                        6
      Statement of Assets and Liabilities                  7
      Statement of Operations                              8
      Statements of Changes in Net Assets                  9
      Financial Highlights                                10
      Notes to Financial Statements                       11
      Report of Independent Accountants                   14
   Equity 500 Index Portfolio
      Schedule of Portfolio Investments                   15
      Statement of Assets and Liabilities                 25
      Statement of Operations                             26
      Statements of Changes in Net Assets                 27
      Financial Highlights                                28
      Notes to Financial Statements                       29
      Report of Independent Accountants                   32

===============================================================================


                         IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA S&P 500 Index Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.



                  USAA Family of Funds Summary

        Fund                                       Minimum
     Type/Name                   Volatility       Investment*

  Capital Appreciation
=============================================================
  Aggressive Growth             Very high           $3,000
  Emerging Markets(1)           Very high           $3,000
  First Start Growth            Moderate to high    $3,000
  Gold(1)                       Very high           $3,000
  Growth                        Moderate to high    $3,000
  Growth & Income               Moderate            $3,000
  International(1)              Moderate to high    $3,000
  S&P 500 Index(2)              Moderate            $3,000
  Science
  & Technology(5)               Very high           $3,000
  World Growth(1)               Moderate to high    $3,000

  Asset Allocation
==========================================================
  Balanced Strategy(1)          Moderate            $3,000
  Cornerstone Strategy(1)       Moderate            $3,000
  Growth and Tax
  Strategy(3)                   Moderate            $3,000
  Growth Strategy(1)            Moderate to high    $3,000
  Income Strategy               Low to moderate     $3,000

  Income -- Taxable
==========================================================
  GNMA                          Low to moderate     $3,000
  Income                        Moderate            $3,000
  Income Stock                  Moderate            $3,000
  Short-Term Bond               Low                 $3,000

  Income -- Tax Exempt
==========================================================
  Long-Term(3)                  Moderate            $3,000
  Intermediate-Term(3)          Low to moderate     $3,000
  Short-Term(3)                 Low                 $3,000
  State Bond Income(3)**        Moderate            $3,000

  Money Market
==========================================================
  Money Market(4)                Very low           $3,000
  Tax Exempt
  Money Market(3),(4)            Very low           $3,000
  Treasury Money
  Market Trust(4)                Very low           $3,000
  State Money Market(3),(4)**    Very low           $3,000


(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

* The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.



                          President's Message


                    "The S&P 500 Index(1) is the benchmark
                which defines success as an equity investor. . ."

[PHOTOGRAPH OF MICHAEL J.C. ROTH, PRESIDENT AND VICE CHAIRMAN OF THE BOARD,
 APPEARS HERE]


Late last year I was asked to write a short piece for a magazine taking the pro side of a debate on the merits of index funds. I like the way the article came out. I even like the points that the writer on the con side made.

I wrote about my experience investing money for a charitable organization. The use of an index fund greatly eased the lives of our investment committee. With an S&P 500 Index fund we never had to have portfolio managers come to town to explain in detail their investment strategy so that we could document the fact that we were prudently exercising our fiduciary responsibility. The S&P 500 Index(1) is the benchmark which defines success as an equity investor, both in terms of risk and reward. The net result for our organization has been solid returns, minimum bother and unquestioned prudence.

The gentleman who wrote the case against index funds was greatly concerned with the unusually high performance of S&P 500 stocks for such a long time. He stressed that this is unusual and I concur. The S&P 500, over long periods, performs better than most money managers, but for three years that record has been at the extreme, better than about 90% of money managers. We have repeatedly cautioned investors not to extrapolate returns of 30% a year, which the market has averaged these last three years.

In addition, this writer counseled an asset allocation that diversifies globally. Again, I concur. It makes sense to participate in viable financial markets that are now well developed and readily accessible in many other countries. This allows an opportunity to reduce overall risk and possibly increase the return of an investment.

But the fact remains that success will be measured by the answer to the question, "How did you perform in relation to the S&P 500?" That is a strong case for index funds.

Sincerely,



Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


(1) The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest in the S&P 500 Index.

For more complete information about the mutual funds managed and distributed by IMCO, including charges and expenses, please call for a prospectus. Read it carefully before you invest.

Past performance is no guarantee of future results. Yields and returns will fluctuate.




Investment Review


USAA S&P 500 INDEX FUND*

OBJECTIVE: Seeks to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index.

INVESTMENT INSTRUMENTS: Primarily equity securities, consisting of common stock of current S&P 500 companies.

                                                  12/31/96          12/31/97
Net Assets  . . . . . . . . . . . . . . . . .  $179.1 Million    $630.6 Million
Net Asset Value Per Share . . . . . . . . . .     $11.57            $15.16

Average Annual Total Returns as of 12/31/97
1 Year  . . . . . . . . . . . . . . . . . . . . . . . . . . .        33.03%
Since Inception on May 1, 1996  . . . . . . . . . . . . . . .        29.67%*

* Includes the $10 annual account maintenance fee through December 31, 1996.



----------------------------------
CUMULATIVE PERFORMANCE COMPARISON
----------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index from 5/02/96 through 12/31/97. The data points from the graph are as follows:

                         USAA S&P 500
                          INDEX FUND                      S&P 500 Index
                          ----------                      -------------
5/2/96                     10,000                             10,000
6/96                       10,459                             10,467
7/96                        9,998                             10,004
8/96                       10,208                             10,215
9/96                       10,778                             10,789
10/96                      11,070                             11,087
11/96                      11,914                             11,924
12/96                      11,686                             11,688
01/97                      12,403                             12,417
2/97                       12,504                             12,515
3/97                       11,977                             12,002
4/97                       12,697                             12,717
5/97                       13,478                             13,494
6/97                       14,077                             14,095
7/97                       15,196                             15,216
8/97                       14,341                             14,363
9/97                       15,125                             15,149
10/97                      14,615                             14,643
11/97                      15,289                             15,321
12/31/97                   15,545                             15,585



The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund compares to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

    *S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies,
     Inc., and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

     Date the Fund initially invested in securities represented by the Index.




                        Portfolio Sector Diversification
                         % of Common Stock Market Value

A pie chart is shown here depicting the Portfolio Mix as of December 31, 1997 for the USAA S&P 500 Index Fund: Finance & Building 16%, Chemicals 3%, Other 4%, Consumer Durables 4%, Retail Trade 5%, Utilities 8%, Energy 8%, Health Care 11%, Business Equipment & Service 12%, Consumer Non-Durables 14%, Capital Goods 15%.




       Ten Largest
     Stock Holdings

General Electric
Coca-Cola
Microsoft
Exxon
Merck & Company
Royal Dutch Petroleum
Intel
Philip Morris Companies
Procter & Gamble
IBM




Distributions to Shareholders

USAA S&P 500 Index Fund completed its calendar year end on December 31, 1997. As required by Federal Law (Internal Revenue Code of 1986, as amended, and the Regulations thereunder), the portion of the ordinary income dividend distributions which represent domestic dividend income qualifying for deduction by corporations was 76.4%.




USAA S&P 500 Index Fund
Statement of Assets and Liabilities


December 31, 1997


Assets
   Investment in Equity 500 Index Portfolio, at Value          $  628,394,321
   Receivable for Capital Shares Sold                               2,903,868
   Receivable from USAA Transfer Agency Company                        71,937
                                                               --------------
Total Assets                                                      631,370,126
                                                               --------------

Liabilities
   Payable for Capital Shares Redeemed                                578,093
   USAA Investment Management Company                                  29,054
   Accounts Payable and Accrued Expenses                              144,450
                                                               --------------
Total Liabilities                                                     751,597
                                                               --------------
Net Assets Applicable to Capital Shares Outstanding            $  630,618,529
                                                               ==============

Represented By:
   Paid-in Capital                                             $  515,201,679
   Accumulated Undistributed Net Investment Income                     60,082
   Accumulated Net Realized Gain from Investments
      and Futures Transactions                                     17,943,924
   Net Unrealized Appreciation on Investments
      and Futures Contracts                                        97,412,844
                                                               --------------
Net Assets Applicable to Capital Shares Outstanding            $  630,618,529
                                                               ==============
Capital Shares Outstanding ($.01 par value per share,
      75,000,000 shares authorized)                                41,590,193
                                                               ==============
Net Asset Value, Redemption Price, and Offering Price
   Per Share                                                   $        15.16
                                                               ==============

See Notes to Financial Statements on Page 11




USAA S&P 500 Index Fund
Statement of Operations

Year ended December 31, 1997

Investment Income
   Income Allocated from Equity 500 Index Portfolio, net       $    7,308,579
                                                               --------------

Expenses
   Administration Fees                                                 93,126
   Custodian's Fees                                                     9,232
   Postage                                                             55,754
   Shareholder Reporting Fees                                          28,819
   Directors' Fees                                                      3,769
   Registration Fees                                                  198,151
   Professional Fees                                                   21,064
   Other                                                                7,798
                                                               --------------
   Total Expenses                                                     417,713
                                                               --------------
Net Investment Income                                               6,890,866
                                                               --------------

Net Realized and Unrealized Gain on
     Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                  16,134,932
   Net Realized Gain from Futures Transactions                        394,723
   Net Change in Unrealized Appreciation on Investments
      and Futures Contracts                                        82,263,699
                                                               --------------
Net Realized and Unrealized Gain on Investments
   and Futures Contracts                                           98,793,354
                                                               --------------
Net Increase in Net Assets from Operations                     $  105,684,220
                                                               ==============


See Notes to Financial Statements on Page 11




USAA S&P 500 Index Fund
Statements of Changes in Net Assets

                                                                  Eight Months
                                                  Year Ended          Ended
                                                 December 31,     December 31,
                                                     1997             1996*
                                                     ----             ----
From Operations
   Net Investment Income                        $   6,890,866   $     1,484,251
   Net Realized Gain from Investment
      and Futures Transactions                     16,529,655         1,414,269
   Net Change in Unrealized Appreciation
      on Investments and Futures Contracts         82,263,699        15,149,145
                                                -------------   ---------------
Net Increase in Net Assets from Operations        105,684,220        18,047,665
                                                -------------   ---------------

Distributions to Shareholders
   Net Investment Income                           (6,870,198)       (1,444,837)
                                                -------------   ---------------

From Capital Share Transactions
   Proceeds from Shares Sold                      429,485,745       177,897,878
   Dividend Reinvestments                           5,388,985         1,086,693
   Cost of Shares Redeemed                        (82,142,783)      (16,514,839)
                                                -------------   ---------------
Net Increase in Net Assets from
   Capital Share Transactions                     352,731,947       162,469,732
                                                -------------   ---------------
Net Increase in Net Assets                        451,545,969       179,072,560

Net Assets:
   Beginning of Period                            179,072,560          -
                                                =============   ===============
   End of Period                                $ 630,618,529   $   179,072,560
                                                =============   ===============

Undistributed Net Investment Income
     Included in Net Assets
   End of Period                                $      60,082   $        39,414
                                                =============   ===============

Change in Shares Outstanding
   Shares Sold                                     31,712,665        16,887,079
   Shares Issued for Dividends Reinvested             384,579            95,983
   Shares Redeemed                                 (5,985,970)       (1,504,143)
                                                -------------   ---------------
Increase in Shares Outstanding                     26,111,274        15,478,919
                                                =============   ===============

* Fund commenced operations May 1, 1996.

See Notes to Financial Statements on Page 11


USAA S&P 500 Index Fund
Financial Highlights

December 31, 1997


Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.

                                                                   Eight Months
                                                 Year Ended            Ended
                                                December 31,       December 31,
                                                    1997               1996*
                                                    ----               ----
Per Share Operating Performance
Net Asset Value at Beginning of Period           $   11.57         $    10.00
                                                 ---------         ----------
Income from Investment Operations:
   Net Investment Income                               .21                .12
   Net Realized and Unrealized Gain on
      Investments and Futures Transactions            3.59               1.57
                                                 ---------         ----------
Total from Investment Operations                      3.80               1.69
Distributions from Net Investment Income              (.21)              (.12)
                                                 ---------         ----------
Net Asset Value at End of Period                 $   15.16         $    11.57
                                                 =========         ==========
Total Return (%)**                                   33.03              16.90

Supplemental Data and Ratios
Net Assets at End of Period (000)                $ 630,619         $  179,073
Ratios to Average Net Assets:
   Net Investment Income (%)                          1.64               2.09(a)
   Expenses, including Expenses of the
      Equity 500 Index Portfolio (%)                   .18                .18(a)
   Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust and the Manager (%)             .07                .15(a)

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Fund commenced operations May 1, 1996.
 ** Assumes reinvestment of all dividend income distributions during the period;
    does not reflect $10 annual account maintenance fee.

See Notes to Financial Statements on Page 11



USAA S&P 500 Index Fund
Notes to Financial Statements

December 31, 1997


(1) Summary of  Significant  Accounting  Policies
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's primary investment objective is to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the Portfolio), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At December 31, 1997, the Fund's investment was 22.42% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Valuation of Investments - The Fund records its investment in the Portfolio at value which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. Investment Income and Expenses - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. Federal Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Distributions - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 1997, the Fund had a capital loss carryover for federal income tax purposes of approximately $321,987 which, if not offset by subsequent capital gains, will expire in 2004. It is unlikely that the Board of Directors of the Fund will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements. Actual results could differ from those estimates.

(2)   Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of its total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the year ended December 31, 1997.

(3)   Transactions with Manager
A. Administrative Fees - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. Prior to May 1, 1997, the Fund's administrative fee was computed at .02% of its annual average net assets. Beginning May 1, 1997, the Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of .06% of the average annual net assets of the Fund or the amount that causes the Fund's total expense ratio to equal .18% of its annual average net assets, including the Fund's pro rata share of the expenses of the Portfolio.

The Manager has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to limit the expenses of the Fund to .18% of its annual average net assets (including the Fund's pro rata share of the expenses of the Portfolio) through May 1, 1998. Under the terms of a Third Party Feeder Agreement between the Fund, the Manager, and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to .08% of its annual average net assets.

B. Transfer Agent's Fees - The Fund has entered into a Transfer Agency Agreement with USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, under which transfer agency services are provided to the Fund. The Fund does not pay for these services. The Transfer Agent assesses shareholders an annual account maintenance fee of $10 to cover costs of maintaining shareholder accounts. This fee is waived on accounts with a balance of $10,000 or more.

C. Underwriting Agreement - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Management Agreement - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.

(4)   Transactions with Affiliates
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 1997, the Association and its affiliates owned 7,975,906 shares (19.18%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


Report of Independent Accountants

To the Directors of USAA Mutual Fund, Inc. and Shareholders of USAA S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the USAA S&P 500 Index Fund (one of the funds comprising USAA Mutual Fund, Inc.) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets, and financial highlights for the year then ended and for the period May 1, 1996 (commencement of operations) through December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund of USAA Mutual Fund, Inc. as of December 31, 1997, and the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.




Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 13, 1998




Equity 500 Index Portfolio
Schedule of Portfolio Investments

December 31, 1997


  Shares          Security                  Value
  ------          --------                  -----

      COMMON STOCKS - 98.64%

         Advertising - 0.09%
  57,600 Omnicom Group, Inc.          $     2,440,800
                                      ---------------

         Aerospace - 1.65%
 367,446 Boeing Co.                        17,981,889
  24,122 General Dynamics Corp.             2,085,045
  72,745 Lockheed Martin Corp.              7,165,382
  24,579 Northrop Grumman Corp.             2,826,585
  17,497 Raytheon Co. - Class A               862,844
  95,514 Raytheon Co. - Class B             4,823,457
  80,624 Rockwell International
          Corp.                             4,212,604
  85,612 United Technologies
          Corp.                             6,233,624
                                      ---------------
                                           46,191,430
                                      ---------------

         Airlines - 0.41%
  34,202 AMR Corp. (a)                      4,394,957
  27,849 Delta Air Lines, Inc.              3,314,031
  73,200 Southwest Airlines Co.             1,802,550
  31,715 U.S. Airways
          Group, Inc. (a)                   1,982,188
                                      ---------------
                                           11,493,726
                                      ---------------

         Apparel, Textiles - 0.41%
  16,203 Charming Shoppes,
          Inc. (a)                             75,951
  91,414 Corning Inc.                       3,393,745
  24,800 Fruit of the Loom, Inc. -
          Class A (a)                         635,500
  24,203 Liz Claiborne, Inc.                1,011,988
  71,248 Nike, Inc. - Class B               2,796,484
  21,129 Reebok International
          Ltd. (a)                            608,779
   7,011 Russell Corp.                        186,230
   7,304 Springs Industries, Inc. -
          Class A                             379,808
  49,830 V.F. Corp.                         2,289,066
                                      ---------------
                                           11,377,551
                                      ---------------

         Auto Related - 2.14%
  56,400 AutoZone, Inc. (a)                 1,635,600
 254,002 Chrysler Corp.                     8,937,695
  16,534 Cummins Engine Co.,
          Inc.                                976,539
  31,374 Dana Corp.                         1,490,265
  32,182 Eaton Corp.                        2,872,243
  29,244 Echlin, Inc.                       1,058,267
 417,364 Ford Motor Co.                    20,320,410
 259,984 General Motors Corp.              15,761,530
  67,526 Genuine Parts Co.                  2,291,664
       1 Meritor Automotive, Inc.                  21
  33,080 PACCAR, Inc.                       1,736,700
  46,414 Parker Hannifin Corp.              2,129,242
  24,196 Timken Co.                           831,738
                                      ---------------
                                           60,041,914
                                      ---------------

         Banks - 8.11%
  36,034 Ahmanson (H.F.) & Co.              2,412,026
 222,834 Banc One Corp.                    12,102,672
 138,400 Bank of New York
          Company, Inc.                     8,001,250
 254,872 BankAmerica Corp.                 18,605,656
  58,067 BankBoston Corp.                   5,454,669
  76,294 Barnett Banks, Inc.                5,483,631
  55,600 BB&T Corp.                         3,561,875
 154,952 Chase Manhattan Corp.             16,967,244
 169,266 Citicorp                          21,401,570
  41,200 Comerica, Inc.                     3,718,300
  78,364 CoreStates Financial
          Corp.                             6,274,018
  54,250 Fifth Third Bancorp                4,434,937
 112,536 First Chicago NBD Corp.            9,396,756
 239,600 First Union Corp.                 12,279,500
  16,517 Golden West Financial
          Corp.                             1,615,569
  73,700 Huntington Bancshares,
          Inc.                              2,653,200
  87,600 KeyCorp                            6,203,175
  93,524 Mellon Bank Corp.                  5,669,893
  69,360 Morgan (J.P.)
          & Company, Inc.                   7,829,010
  85,800 National City Corp.                5,641,350
 265,804 NationsBank Corp.                 16,164,206
 277,616 Norwest Corp.                     10,722,918
  17,400 Republic New York Corp.            1,986,862
  73,160 SunTrust Banks, Inc.               5,221,795
  90,199 U.S. Bancorp                      10,096,651
  72,200 Wachovia Corp.                     5,857,225
  97,685 Washington Mutual, Inc.            6,233,524
  33,370 Wells Fargo & Co.                 11,327,029
                                      ---------------
                                          227,316,511
                                      ---------------

         Beverages - 3.36%
 182,380 Anheuser-Busch
          Companies, Inc.                   8,024,720
   9,419 Brown-Forman, Inc. -
          Class B                             520,400
 909,122 Coca-Cola Co.                     60,570,253
  15,768 Coors (Adolph) Co. -
          Class B                             524,286
 557,594 PepsiCo, Inc.                     20,317,332
 132,737 Seagram Ltd.                       4,289,064
                                      ---------------
                                           94,246,055
                                      ---------------

         Building and Construction - 0.85%
  17,283 Armstrong World
          Industries, Inc.                  1,291,904
  11,290 Centex Corp.                         710,564
   9,466 Crane Co.                            410,588
   8,506 Fleetwood Enterprises,
          Inc.                                360,973
 269,426 Home Depot, Inc.                  15,862,456
  62,811 Masco Corp.                        3,195,510
  12,450 Owens Corning                        424,856
  32,130 Stanley Works                      1,516,134
                                      ---------------
                                           23,772,985
                                      ---------------

         Building, Forest Products - 0.35%
  24,003 Boise Cascade Corp.                  726,091
  36,528 Champion International
          Corp.                             1,655,175
  33,201 Georgia-Pacific Corp.              2,016,961
  22,354 Johnson Controls, Inc.             1,067,403
   2,045 Kaufman & Broad
          Home Corp.                           45,885
  34,158 Louisiana-Pacific Corp.              649,002
   4,401 Potlatch Corp.                       189,243
  69,994 Weyerhaeuser Co.                   3,434,080
                                      ---------------
                                            9,783,840
                                      ---------------

         Chemicals and
          Toxic Waste - 2.64%
  46,304 Air Products &
          Chemical, Inc.                    3,808,504
  96,740 Amgen, Inc. (a)                    5,236,052
  83,676 Dow Chemical Co.                   8,493,114
 415,692 Du Pont (E.I.) de
          Nemours & Co.                    24,967,501
  30,181 Eastman
          Chemical Co.                      1,797,656
  16,450 FMC Corp. (a)                      1,107,291
  27,249 Grace (W.R.) & Co.                 2,191,841
  22,096 Great Lakes
          Chemical Corp.                      991,558
  38,814 Hercules, Inc.                     1,943,126
  27,102 Mallinckrodt, Inc.                 1,029,876
 216,920 Monsanto Co.                       9,110,640
  46,406 Morton International, Inc.         1,595,206
  16,325 Nalco Chemical Co.                   645,858
  60,142 PPG Industries, Inc.               3,435,612
  33,276 Raychem Corp.                      1,432,948
  23,159 Rohm & Haas Co.                    2,217,474
  39,700 Sigma-Aldrich Corp.                1,578,075
  54,252 Union Carbide Corp.                2,329,445
                                      ---------------
                                           73,911,777
                                      ---------------

         Computer Services - 1.48%
 127,200 3Com Corp. (a)                     4,444,050
  29,100 Adobe Systems, Inc.                1,200,375
 107,512 Automatic Data
          Processing, Inc.                  6,598,549
  58,100 Cabletron Systems,
          Inc. (a)                            871,500
 293,934 Cendant Corp. (a)                 10,103,981
 120,000 Dell Computer Corp. (a)           10,080,000
 182,300 EMC Corp. (a)                      5,001,856
  50,000 Parametric Technology
          Co. (a)                           2,368,750
  74,315 Silicon Graphics, Inc. (a)           924,293
                                      ---------------
                                           41,593,354
                                      ---------------

         Computer Software - 3.53%
 375,450 Cisco Systems, Inc. (a)           20,931,338
 201,975 Computer Associates
          International, Inc.              10,679,427
 443,500 Microsoft Corp. (a)               57,322,375
 363,356 Oracle Corp. (a)                   8,107,381
  94,700 Seagate Technology,
          Inc. (a)                          1,822,975
                                      ---------------
                                           98,863,496
                                      ---------------

         Containers - 0.28%
  35,330 Avery Dennison Corp.               1,581,017
   2,754 Ball Corp.                            97,251
  50,850 Crown Cork & Seal
          Company, Inc.                     2,548,856
  52,500 Owens-Illinois, Inc. (a)           1,991,719
  39,849 Stone Container Corp.                415,924
  21,522 Temple-Inland, Inc.                1,125,870
                                      ---------------
                                            7,760,637
                                      ---------------

         Cosmetics and Toiletries - 0.94%
   2,798 Alberto-Culver Co. -
          Class B                              89,711
  54,028 Avon Products, Inc.                3,315,969
 205,908 Gillette Co.                      20,680,885
  42,387 International Flavors &
          Fragrances, Inc.                  2,182,930
                                      ---------------
                                           26,269,495
                                      ---------------

         Diversified - 1.02%
  54,169 Allegheny Teledyne Inc.            1,401,623
  28,102 Ceridian Corp. (a)                 1,287,423
  39,400 Loews Corp.                        4,181,325
 155,478 Minnesota Mining &
          Manufacturing Co.                12,758,913
   3,527 NACCO Industries, Inc. -
          Class A                             378,050
  47,964 Pall Corp.                           992,255
  57,915 Praxair, Inc.                      2,606,175
  31,220 SUPERVALU, Inc.                    1,307,338
  59,706 Textron, Inc.                      3,731,625
                                      ---------------
                                           28,644,727
                                      ---------------

         Drugs - 6.87%
 238,766 American Home
          Products Corp.                   18,265,599
 365,478 Bristol-Myers Squibb Co.          34,583,356
 407,740 Lilly (Eli) & Co.                 28,388,897
 440,397 Merck & Company, Inc.             46,792,181
 475,408 Pfizer, Inc.                      35,447,609
 269,116 Schering-Plough Corp.             16,718,832
 100,086 Warner-Lambert Co.                12,410,664
                                      ---------------
                                          192,607,138
                                      ---------------

         Electrical Equipment - 4.85%
 261,410 CBS Corp.                          7,695,257
1,202,944 General Electric Co.             88,266,016
  23,072 General Signal Corp.                 973,350
  14,965 Grainger (W.W.), Inc.              1,454,411
 385,940 Hewlett-Packard Co.               24,121,250
  43,023 ITT Corp. (a)                      3,565,531
  37,423 ITT Industries, Inc.               1,174,147
 192,664 Tyco International Ltd.            8,681,921
                                      ---------------
                                          135,931,883
                                      ---------------

         Electronics - 3.94%
  55,041 Advanced Micro
          Devices, Inc.(a)                    987,298
   5,527 Aeroquip-Vickers, Inc.               271,168
 207,712 AlliedSignal, Inc.                 8,087,786
  80,873 AMP, Inc.                          3,396,666
 134,900 Applied Materials,
          Inc. (a)                          4,063,863
 167,500 Emerson Electric Co.               9,453,281
  26,542 Harris Corp.                       1,217,614
 600,228 Intel Corp.                       42,166,017
  31,800 KLA Instruments
          Corp. (a)                         1,228,275
  52,600 LSI Logic Corp. (a)                1,038,850
  82,800 Micron Technology,
          Inc. (a)                          2,152,800
 219,442 Motorola, Inc.                    12,521,909
  58,026 National Semiconductor
          Corp. (a)                         1,505,049
  95,701 Northern Telecom Ltd.              8,517,389
  17,825 Perkin-Elmer Corp.                 1,266,689
  29,938 Scientific-Atlanta, Inc.             501,462
  16,707 Tektronix, Inc.                      663,059
 143,456 Texas Instruments, Inc.            6,455,520
  58,900 Thermo Electron
          Corp. (a)                         2,621,050
  17,300 Thomas & Betts Corp.                 817,425
  21,259 Western Atlas, Inc. (a)            1,573,166
                                      ---------------
                                          110,506,336
                                      ---------------

         Environmental Control - 0.33%
  81,035 Browning-Ferris
          Industries, Inc.                  2,998,295
  98,900 Laidlaw, Inc. -
          Class B                           1,347,513
  20,126 Safety-Kleen Corp.                   552,207
 159,458 Waste Management, Inc.             4,385,095
                                      ---------------
                                            9,283,110
                                      ---------------

         Financial Services - 5.09%
 170,866 American Express Co.              15,249,791
  17,852 Beneficial Corp.                   1,483,947
  96,400 Charles Schwab Corp.               4,042,775
  10,200 Cincinnati Financial
          Corp.                             1,435,650
  36,700 Countrywide Credit
          Industries                        1,573,513
  47,500 Equifax                            1,683,281
 389,964 Fannie Mae                        22,252,321
 157,300 First Data Corp.                   4,601,025
  92,444 Fleet Financial Group,
          Inc.                              6,927,522
 254,724 Freddie Mac                       10,682,488
  53,500 Green Tree Financial
          Corp.                             1,401,031
  46,923 Hartford Financial
          Services Group                    4,390,233
  39,358 Household
          International, Inc.               5,020,605
 184,225 MBNA Corp.                         5,031,645
 122,276 Merrill Lynch & Co., Inc.          8,918,506
 215,793 Morgan Stanley, Dean
          Witter, Discover & Co.           12,758,761
 123,633 PNC Banc Corp.                     7,054,808
  59,700 State Street Corp.                 3,473,794
  59,000 Synovus Financial Corp.            1,932,250
 420,521 Travelers Group, Inc.             22,655,569
                                      ---------------
                                          142,569,515
                                      ---------------

         Food Services/Lodging - 0.57%
  44,719 Darden Restaurants,
          Inc.                                558,988
 256,114 McDonald's Corp.                  12,229,443
  60,699 Tricon Global
          Restaurants, Inc. (a)             1,764,065
  54,462 Wendy's International,
          Inc.                              1,310,492
                                      ---------------
                                           15,862,988
                                      ---------------

         Foods - 3.09%
 195,317 Archer-Daniels-
          Midland Co.                       4,235,937
 167,054 Campbell Soup Co.                  9,710,014
 171,632 ConAgra, Inc.                      5,631,675
  52,830 CPC International, Inc.            5,692,432
  64,319 General Mills, Inc.                4,606,848
 134,375 Heinz (H.J.) Co.                   6,827,930
  41,294 Hershey Foods Corp.                2,557,647
 148,014 Kellogg Co.                        7,345,195
  25,840 Pioneer Hi-Bred
          International, Inc.               2,771,340
  50,884 Quaker Oats Co.                    2,684,131
  38,605 Ralston-Purina
          Group                             3,587,852
 175,687 Sara Lee Corp.                     9,893,374
  62,810 Sysco Corp.                        2,861,781
 233,368 Unilever N.V.                     14,570,915
  35,127 Whitman Corp.                        915,497
  34,092 Wrigley (WM) Jr. Co.               2,712,445
                                      ---------------
                                           86,605,013
                                      ---------------

         Forest Products
          and Paper - 0.04%
  34,600 Willamette
          Industries, Inc.                  1,113,688
                                      ---------------

         Health Care - 0.90%
 281,122 Abbott Laboratories               18,431,061
 227,222 Columbia/HCA
          Healthcare Corp.                  6,731,452
                                      ---------------
                                           25,162,513
                                      ---------------

         Hospital Supplies and
          Health Care - 2.92%
  22,401 Allergan, Inc.                       751,834
  35,234 Alza Corp. (a)                     1,120,882
  23,477 Bard (C.R.), Inc.                    735,124
  21,723 Bausch & Lomb, Inc.                  860,774
 108,863 Baxter International, Inc.         5,490,777
  40,532 Becton, Dickinson & Co.            2,026,600
  45,450 Biomet, Inc.                       1,164,656
  71,500 Boston Scientific Corp. (a)        3,280,062
  40,200 Cardinal Health, Inc.              3,020,025
  54,400 Guidant Corp.                      3,386,400
  73,400 HBO & Co.                          3,523,200
 141,000 HEALTHSOUTH Corp. (a)              3,912,750
  51,700 Humana, Inc. (a)                   1,072,775
 493,896 Johnson & Johnson                 32,535,399
  17,560 Manor Care, Inc.                     614,600
 172,304 Medtronic, Inc.                    9,013,653
   9,674 Shared Medical
          Systems Corp.                       638,484
  39,419 St. Jude Medical, Inc. (a)         1,202,280
 111,710 Tenet Healthcare
          Corp. (a)                         3,700,394
  71,000 United Healthcare Corp.            3,527,812
  22,848 U.S. Surgical Corp.                  669,732
                                      ---------------
                                           82,248,213
                                      ---------------

         Hotel/Motel - 0.21%
  92,041 Hilton Hotels Corp.                2,738,220
  46,690 Marriott
          International, Inc.               3,233,282
                                      ---------------
                                            5,971,502
                                      ---------------

         Household Furnishings - 0.18%
  29,012 Maytag Corp.                       1,082,510
  52,858 Newell Co.                         2,246,465
  29,939 Whirlpool Corp.                    1,646,645
                                      ---------------
                                            4,975,620
                                      ---------------

         Household Products - 1.88%
  42,704 Clorox Co.                         3,376,285
 108,702 Colgate-Palmolive Co.              7,989,597
 494,040 Procter & Gamble Co.              39,430,568
  49,802 Rubbermaid, Inc.                   1,245,050
  20,596 Tupperware Corp.                     574,113
                                      ---------------
                                           52,615,613
                                      ---------------

         Insurance - 3.82%
  54,959 Aetna, Inc.                        3,878,044
 157,650 Allstate Corp.                    14,326,444
  87,137 American General Corp.             4,710,844
 257,800 American International
          Group, Inc.                      28,035,750
  56,950 Aon Corp.                          3,338,694
  61,772 Chubb Corp.                        4,671,507
  28,233 CIGNA Corp.                        4,886,074
  70,400 Conseco, Inc.                      3,198,800
  29,578 General Re Corp.                   6,270,536
  26,077 Jefferson-Pilot Corp.              2,030,746
  37,410 Lincoln National Corp.             2,922,656
  66,624 Marsh & McLennan
          Companies, Inc.                   4,967,652
  36,000 MBIA, Inc.                         2,405,250
  44,900 MGIC Investment Corp.              2,985,850
  26,400 Progressive Corp.                  3,164,700
  36,998 Providian Financial                1,671,847
  59,202 SAFECO Corp.                       2,886,098
  34,830 St. Paul Companies, Inc.           2,858,237
  60,900 SunAmerica, Inc.                   2,603,475
  46,268 Torchmark Corp.                    1,946,148
  51,500 UNUM Corp.                         2,800,312
  29,017 USF&G Corp.                          640,188
                                      ---------------
                                          107,199,852
                                      ---------------

         Leisure Related - 1.26%
  31,314 American Greetings
          Corp. - Class A                   1,225,160
  28,442 Brunswick Corp.                      862,148
 248,157 Disney (Walt) Co.                 24,583,053
  18,039 Harcourt General, Inc.               987,635
  35,215 Harrah's Entertainment,
          Inc. (a)                            664,683
  49,487 Hasbro, Inc.                       1,558,841
   5,639 Jostens, Inc.                        130,049
 107,165 Mattel, Inc.                       3,991,896
  61,300 Mirage Resorts, Inc. (a)           1,394,575
                                      ---------------
                                           35,398,040
                                      ---------------

         Machinery - 1.30%
  37,671 Black & Decker Corp.               1,471,523
  11,982 Briggs & Stratton Corp.              581,876
  29,200 Case Corp.                         1,764,775
 136,864 Caterpillar, Inc.                  6,646,458
   7,447 Cincinnati Milacron, Inc.            193,157
  39,148 Cooper Industries, Inc.            1,918,252
  97,623 Deere & Co.                        5,692,641
  74,808 Dover Corp.                        2,702,439
  64,482 Dresser Industries, Inc.           2,704,214
  28,730 Echo Bay Mines Ltd. (a)               70,029
  18,922 Harnischfeger
          Industries, Inc.                    668,183
  90,792 Illinois Tool Works, Inc.          5,458,869
  65,696 Ingersoll-Rand Co.                 2,660,688
  18,592 Millipore Corp.                      630,966
  10,658 Navistar International
          Corp. (a)                           264,452
  14,094 Snap-On, Inc.                        614,851
  46,672 TRW, Inc.                          2,491,118
                                      ---------------
                                           36,534,491
                                      ---------------

         Metals - 0.85%
  80,536 Alcan Aluminium
          Ltd.                              2,224,807
  63,400 Aluminum Company
          of America                        4,461,775
  62,935 Armco, Inc. (a)                      310,742
  15,849 Asarco, Inc.                         355,612
 137,100 Barrick Gold Corp.                 2,553,487
  44,400 Battle Mountain Gold Co.             260,850
  40,449 Bethlehem Steel Corp. (a)            348,873
  29,194 Cyprus Amax Minerals Co.             448,858
  40,008 Engelhard Corp.                      695,139
  30,600 Freeport-McMoRan Copper
          & Gold, Inc. - Class B              481,950
  63,643 Homestake Mining Co.                 564,832
  57,566 Inco Ltd.                            978,622
  16,603 Inland Steel Industries,
          Inc.                                284,326
  66,610 Newmont Mining Corp.               1,956,669
  36,494 Nucor Corp.                        1,763,116
  25,408 Phelps Dodge Corp.                 1,581,647
  89,604 Placer Dome, Inc.                  1,136,851
  29,349 Reynolds Metals Co.                1,760,940
  38,977 USX-U.S. Steel Group,
          Inc.                              1,218,031
  20,379 Worthington Industries,
          Inc.                                336,254
                                     ----------------
                                           23,723,381
                                     ----------------

         Miscellaneous - 0.13%
       1 ACNielsen Corp. (a)                       24
  60,579 Cognizant Corp.                    2,699,552
  58,000 NextLevel Systems,
          Inc. (a)                          1,036,750
                                     ----------------
                                            3,736,326
                                     ----------------

         Office Equipment
          and Computers - 3.03%
  46,142 Apple Computer, Inc. (a)             605,614
  17,114 Autodesk, Inc.                       633,218
 278,231 Compaq Computer Corp.             15,702,662
  29,886 Computer Sciences
          Corp. (a)                         2,495,481
  18,745 Data General Corp. (a)               326,866
  55,932 Digital Equipment
          Corp. (a)                         2,069,484
  46,819 Honeywell, Inc.                    3,207,102
  50,562 Ikon Office Solutions, Inc.        1,422,056
 357,382 International Business
          Machines Corp.                   37,368,755
  22,079 Moore Corp. Ltd.                     333,945
 118,992 Novell, Inc. (a)                     892,440
  52,098 Pitney Bowes, Inc.                 4,685,564
 137,656 Sun Microsystems,
          Inc. (a)                          5,489,033
  72,599 Unisys Corp. (a)                   1,007,311
 118,735 Xerox Corp.                        8,764,127
                                     ----------------
                                           85,003,658
                                     ----------------

         Oil Related - 8.45%
  36,193 Amerada Hess Corp.                 1,986,091
 179,002 Amoco Corp.                       15,237,545
  19,500 Anadarko Petroleum                 1,183,406
  35,200 Apache Corp.                       1,234,200
  21,387 Ashland Inc.                       1,148,215
 118,750 Atlantic Richfield Co.             9,514,844
  65,144 Baker Hughes, Inc.                 2,841,907
  60,239 Burlington Resources,
          Inc.                              2,699,460
 241,966 Chevron Corp.                     18,631,382
 906,414 Exxon Corp.                       55,461,207
  32,381 Fluor Corp.                        1,210,240
  16,538 Foster Wheeler Corp.                 447,560
  98,480 Halliburton Co.                    5,114,805
   9,808 Helmerich & Payne, Inc.              665,718
  20,832 Kerr-McGee Corp.                   1,318,926
  24,087 McDermott
          International, Inc.                 882,186
 289,142 Mobil Corp.                       20,872,438
 125,714 Occidental Petroleum
          Corp.                             3,684,992
  43,979 Oryx Energy Co. (a)                1,121,464
  18,754 Pennzoil Co.                       1,253,002
  90,706 Phillips Petroleum Co.             4,410,579
  29,900 Rowan Companies,
          Inc. (a)                            911,950
 788,204 Royal Dutch
          Petroleum Co.                    42,710,804
 183,562 Schlumberger Ltd.                 14,776,741
  29,845 Sun Co., Inc.                      1,255,355
  69,434 Tenneco, Inc.                      2,742,643
 201,122 Texaco, Inc.                      10,936,009
  93,748 Union Pacific Resources
          Group, Inc.                       2,273,389
  90,637 Unocal Corp.                       3,517,849
  99,364 USX-Marathon Group                 3,353,535
 118,236 Williams Companies, Inc.           3,354,946
                                     ----------------
                                          236,753,388
                                     ----------------

         Paper - 0.80%
  11,531 Bemis Company, Inc.                  508,085
  73,035 Fort James Corp.                   2,793,589
 111,144 International Paper Co.            4,793,085
 212,130 Kimberly-Clark Corp.              10,460,660
  42,102 Mead Corp.                         1,178,856
  29,303 Union Camp Corp.                   1,573,205
  34,960 Westvaco Corp.                     1,099,055
                                     ----------------
                                           22,406,535
                                     ----------------

         Pharmaceuticals - 0.24%
 186,532 Pharmacia & Upjohn,
          Inc.                              6,831,735
                                     ----------------

         Photography and Optical - 0.29%
 121,326 Eastman Kodak Co.                  7,378,138
  16,482 Polaroid Corp.                       802,467
                                     ----------------
                                            8,180,605
                                     ----------------

         Printing and Publishing - 1.31%
  30,091 Deluxe Corp.                       1,038,140
  58,152 Donnelley (R.R.)
          & Sons Co.                        2,166,162
  30,172 Dow Jones & Co, Inc.               1,619,859
  62,579 Dun & Bradstreet Corp.             1,936,038
 104,292 Gannett Co., Inc.                  6,446,549
   3,304 Harland (John H.) Co.                 69,384
  37,626 Knight-Ridder, Inc.                1,956,552
  37,630 McGraw-Hill
          Companies, Inc.                   2,784,620
   8,272 Meredith Corp.                       295,207
  30,284 New York Times Co. -
          Class A                           2,002,529
 192,815 Time Warner, Inc.                 11,954,530
  27,329 Times Mirror Co. -
          Class A                           1,680,734
  46,596 Tribune Co.                        2,900,601
                                     ----------------
                                           36,850,905
                                     ----------------

         Professional Services - 0.42%
  40,535 Block (H&R), Inc.                  1,816,475
  18,600 Ecolab, Inc.                       1,031,138
   8,125 EG&G, Inc.                           169,102
  39,160 Interpublic Group of
          Companies, Inc.                   1,950,657
  20,326 National Service
          Industries                        1,007,407
  84,792 Service Corporation
          International                     3,132,005
  23,843 Transamerica Corp.                 2,539,279
                                     ----------------
                                           11,646,063
                                     ----------------

         Railroads - 0.70%
  57,362 Burlington Northern
          Santa Fe Corp.                    5,331,081
  79,332 CSX Corp.                          4,283,927
 130,353 Norfolk Southern Corp.             4,016,502
  95,647 Union Pacific Corp.                5,971,960
                                     ----------------
                                           19,603,470
                                     ----------------

         Real Estate - 0.02%
  10,166 Pulte Corp.                          425,066
                                     ----------------

         Retail - 4.12%
  92,202 Albertson's, Inc.                  4,368,070
 106,736 American Stores Co.                2,194,759
  39,346 Circuit City Stores, Inc.          1,399,242
  78,599 Costco Companies,
          Inc. (a)                          3,507,480
  64,419 CVS Corp.                          4,126,842
  80,108 Dayton Hudson Corp.                5,407,290
  42,797 Dillards Department
          Stores, Inc. - Class A            1,508,594
  77,400 Federated Department
          Stores, Inc. (a)                  3,333,038
 147,771 Gap, Inc.                          5,236,635
  17,093 Giant Food, Inc. - Class A           575,820
   8,025 Great Atlantic & Pacific
          Tea Co., Inc.                       238,242
 178,903 Kmart Corp. (a)                    2,068,566
  93,720 Kroger Co. (a)                     3,461,783
  92,447 Limited, Inc.                      2,357,399
  10,826 Longs Drug Stores, Inc.              347,785
  66,694 Lowe's Companies, Inc.             3,180,470
  83,298 May Department
          Stores Co.                        4,388,763
   8,030 Mercantile Stores
          Co., Inc.                           488,826
  31,729 Nordstrom, Inc.                    1,915,638
  98,150 Penney (J.C.) Co., Inc.            5,919,672
  15,512 Pep Boys-Manny,
          Moe & Jack                          370,349
  51,001 Rite Aid Corp.                     2,993,121
 141,709 Sears, Roebuck & Co.               6,412,332
  64,974 Sherwin-Williams Co.               1,803,029
  37,966 Tandy Corp.                        1,464,064
  59,308 TJX Companies, Inc.                2,038,713
 108,618 Toys 'R' Us, Inc. (a)              3,414,678
 182,468 Walgreen Co.                       5,724,934
 825,548 Wal-Mart Stores, Inc.             32,557,549
  47,180 Winn-Dixie Stores, Inc.            2,061,176
  36,122 Woolworth Corp. (a)                  735,986
                                     ----------------
                                          115,600,845
                                     ----------------

         Telecommunications - 3.92%
       1 360 Communications
          Co. (a)                                  20
 185,535 Airtouch Communications,
          Inc. (a)                          7,711,298
  59,000 Alltel Corp.                       2,422,687
 202,052 Ameritech Corp.                   16,265,186
  37,976 Andrew Corp. (a)                     911,424
  77,300 Bay Networks, Inc. (a)             1,975,981
  37,600 Clear Channel
          Communications,
          Inc. (a)                          2,986,850
 113,362 Comcast Corp. - Class A            3,577,988
  43,990 DSC Communications
          Corp. (a)                         1,055,760
  56,400 Frontier Corp.                     1,357,125
 351,936 GTE Corp.                         18,388,656
  17,406 King World
          Productions, Inc.                 1,005,197
 236,441 Lucent Technologies, Inc.         18,885,725
 251,720 MCI
          Communications Corp.             10,776,763
 165,360 Tele-Communications,
          Inc. - Class A (a)                4,619,745
  69,300 Tellabs, Inc. (a)                  3,664,238
  99,849 Viacom, Inc. - Class B (a)         4,137,493
 332,100 WorldCom, Inc. (a)                10,046,025
                                     ----------------
                                          109,788,161
                                     ----------------

         Tire and Rubber - 0.19%
  18,851 Cooper Tire &
          Rubber Co.                          459,493
  24,952 Goodrich (B.F.) Co.                1,033,949
  59,836 Goodyear Tire
          & Rubber Co.                      3,807,065
                                     ----------------
                                            5,300,507
                                     ----------------

         Tobacco - 1.61%
  64,574 Fortune Brands, Inc.               2,393,274
 890,598 Philip Morris
          Companies, Inc.                  40,355,222
  67,707 UST, Inc.                          2,500,927
                                     ----------------
                                           45,249,423
                                     ----------------

         Trucking, Shipping - 0.17%
  16,882 Caliber System, Inc.                 821,942
  42,750 Federal Express Corp. (a)          2,610,422
  37,617 Ryder System, Inc.                 1,231,957
                                     ----------------
                                            4,664,321
                                     ----------------

         Utilities - 7.88%
  80,310 American Electric
          Power Co.                         4,146,004
 597,006 AT&T Corp.                        36,566,618
  40,625 Baltimore Gas
          & Electric Co.                    1,383,789
 285,418 Bell Atlantic Corp.               25,973,038
 364,432 BellSouth Corp.                   20,522,077
  42,028 Carolina Power
          & Light Co.                       1,783,563
  85,230 Central & South
          West Corp.                        2,306,537
  46,622 CINergy Corp.                      1,786,205
  37,966 Coastal Corp.                      2,351,519
  24,735 Columbia Gas
          System, Inc.                      1,943,243
  94,036 Consolidated Edison
          Company of
          New York, Inc.                    3,855,476
  39,405 Consolidated Natural
          Gas Co.                           2,384,002
  63,206 Dominion Resources,
          Inc.                              2,690,205
  57,576 DTE Energy Co.                     1,997,168
 135,295 Duke Energy Corp.                  7,491,961
   3,742 Eastern Enterprises                  168,390
 135,970 Edison International               3,696,684
 117,866 Enron Corp.                        4,898,806
 105,207 Entergy Corp.                      3,149,635
  78,884 FirstEnergy Corp. (a)              2,287,636
  66,294 FPL Group, Inc.                    3,923,776
  47,800 GPU, Inc.                          2,013,575
 114,092 Houston Industries, Inc.           3,044,830
  38,342 Niagara Mohawk
          Power Corp. (a)                     402,591
  10,069 NICOR, Inc.                          424,786
  18,844 Northern States
          Power Co.                         1,097,663
  11,791 ONEOK, Inc.                          476,062
  21,768 Pacific Enterprises                  819,021
  91,389 PacifiCorp                         2,496,062
  91,284 PECO Energy Co.                    2,213,637
   5,455 People's Energy Corp.                214,791
 170,505 PG&E Corp.                         5,189,746
  73,300 PP&L Resources, Inc.               1,754,619
  95,494 Public Service Enterprise
          Group, Inc.                       3,025,966
 338,614 SBC
          Communications, Inc.             24,803,475
  34,810 Sonat, Inc.                        1,592,558
 259,458 Southern Co.                       6,713,476
 126,282 Sprint Corp.                       7,403,282
  90,127 Texas Utilities Co.                3,745,903
  79,525 Unicom Corp.                       2,445,394
  26,720 Union Electric Co.                 1,155,640
 182,328 U.S. West, Inc. -
          Communications Group              8,227,551
 219,028 U.S. West, Inc. -
          Media Group (a)                   6,324,433
                                     ----------------
                                          220,891,393
                                     ----------------
Total Common Stock
(Cost $1,757,541,598)                   2,764,949,595
                                     ----------------

              SHORT-TERM INSTRUMENTS - 1.23%
           Mutual Funds - 1.08%
30,227,816 BT Institutional
           Cash Management
           Fund                      $     30,227,816
                                     ----------------


 Principal
  Amount
  ------
          U.S. Treasury Bill - 0.15%
$4,170,000 5.30%, 3/05/98 (b)               4,133,229
                                     ----------------

Total Short-Term Instruments
(Cost $34,360,106)                         34,361,045
                                     ----------------

Total Investments
(Cost $1,791,901,704) 99.87%            2,799,310,640
Other Assets
 Less Liabilities      0.13%                3,775,831
                     ------          ----------------
Net Assets           100.00%         $  2,803,086,471
                     ======          ================

--------------------------------------
(a) Non-income producing security.
(b) Held as collateral for futures contracts.


See Notes to Financial Statements on Page 29




Equity 500 Index Portfolio
Statement of Assets and Liabilities


December 31, 1997



Assets
   Investments, at Value (Cost of $1,791,901,704)              $  2,799,310,640
   Dividends and Interest Receivable*                                 3,960,232
   Variation Margin Receivable                                           22,425
   Prepaid Expenses and Other                                             4,991
                                                               ----------------
Total Assets                                                      2,803,298,288
                                                               ----------------

Liabilities
   Due to Bankers Trust                                                 193,761
   Accrued Expenses and Other                                            18,056
                                                               ----------------
Total Liabilities                                                       211,817
                                                               ----------------
Net Assets                                                     $  2,803,086,471
                                                               ================

Composition of Net Assets
   Paid-in capital                                                1,795,065,447
   Net Unrealized Appreciation on Investments                     1,007,408,936
   Net Unrealized Appreciation on Futures Contracts                     612,088
                                                               ----------------
Net Assets                                                     $  2,803,086,471
                                                               ================

* Includes $151,469 from the Portfolio's investment in the BT Institutional Cash Management Fund.


See Notes to Financial Statements on Page 29





Equity 500 Index Portfolio
Statement of Operations

Year ended December 31, 1997



Investment Income
   Dividends (net of foreign withholding taxes of $239,357)     $    42,168,929
   Interest*                                                          2,481,564
                                                                ---------------
Total Investment Income                                              44,650,493
                                                                ---------------
Expenses
   Advisory Fees                                                      2,430,147
   Administration and Services Fees                                   1,215,073
   Professional Fees                                                     25,600
   Trustees Fees                                                          2,100
   Miscellaneous                                                         10,687
                                                                ---------------
   Total Expenses                                                     3,683,607
   Less:  Expenses Absorbed by Bankers Trust                         (1,739,490)
                                                                ---------------
      Net Expenses                                                    1,944,117
                                                                ---------------
Net Investment Income                                                42,706,376
                                                                ---------------

Realized and Unrealized Gain
     on Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                    91,887,326
   Net Realized Gain on Futures Transactions                          3,399,122
   Net Change in Unrealized Appreciation on Investments             528,046,548
   Net Change in Unrealized Appreciation on
      Futures Contracts                                                 729,288
                                                                ---------------
Net Realized and Unrealized Gain on Investments
   and Futures Contracts                                            624,062,284
                                                                ---------------
Net Increase in Net Assets from Operations                      $   666,768,660
                                                                ===============

* Includes $1,311,133 from the Portfolio's investment in the BT Institutional Cash Management Fund.




See Notes to Financial Statements on Page 29




Equity 500 Index Portfolio
Statements of Changes in Net Assets




                                             Year Ended           Year Ended
                                          December 31, 1997    December 31, 1996
                                          -----------------    -----------------

Increase in Net Assets from:

Operations
   Net Investment Income                  $      42,706,376   $      33,117,570
   Net Realized Gain from Investments
      and Futures Transactions                   95,286,448          21,413,687
   Net Change in Unrealized
      Appreciation on Investments
      and Futures Contracts                     528,775,836         267,538,386
                                          -----------------   -----------------
Net Increase in Net Assets
   from Operations                              666,768,660         322,069,643
                                          -----------------   -----------------

Capital Transactions
   Proceeds from Capital Invested             1,462,422,481         854,711,041
   Value of Capital Withdrawn                (1,251,328,236)       (332,293,144)
                                          -----------------   -----------------
Net Increase in Net Assets from
   Capital Transactions                         211,094,245         522,417,897
                                          -----------------   -----------------
Total Increase in Net Assets                    877,862,905         844,487,540

Net Assets
Beginning of Year                             1,925,223,566       1,080,736,026
                                          -----------------   -----------------
End of Year                               $   2,803,086,471   $   1,925,223,566
                                          =================   =================

See Notes to Financial Statements on Page 29






Equity 500 Index Portfolio
Financial Highlights

December 31, 1997


Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

Supplemental Data and Ratios:

                                   For the year ended December 31,
                       -----------------------------------------------------
                       1997          1996         1995       1994       1993
                       ----          ----         ----       ----       ----
Net Assets, End
   of Period (000)  $  2,803,086 $  1,925,224 $  1,080,736 $  559,772 $  151,805
Ratios to Average
   Net Assets:
Net Investment
   Income (%)               1.76         2.20         2.52       2.84       2.67
Expenses (%)                 .08          .10          .10        .10        .10
Decrease Reflected
   in Above Expense
   Ratio Due to
   Absorption of
   Expenses by
   Bankers Trust (%)         .07          .05          .05        .06        .10
Portfolio Turnover
   Rate (%)                   19           15            6         21         31
Average Commission
   Per Share*       $      .0230 $      .0230

* For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

See Notes to Financial Statements on Page 29





Equity 500 Index Portfolio
Notes to Financial Statements

December 31, 1997

(1) Organization and Significant
    Accounting Policies

A. Organization
The Equity 500 Index Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the Trustees) to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service (the Service) approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

(2)   Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company (Bankers Trust). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,215,073.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,430,147.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $1,739,490.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. (Edgewood).

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Pyramid Mutual Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the year ended December 31, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $341,058.

(3)   Purchases and Sales of
      Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $777,096,136 and $439,507,213, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $1,807,569,264. The aggregate gross unrealized appreciation was $1,013,752,877 and the aggregate gross unrealized depreciation was $22,011,501 for all investments as of December 31, 1997.

(4)   Futures Contracts
A summary of obligations under these financial instruments at December 31, 1997 is as follows:

                                                        Market      Unrealized
Type of Future    Expiration     Contracts   Position    Value     Appreciation
--------------    ----------     ---------   --------    -----     ------------
 S&P 500
 Index Futures    March 1998        259        Long    $63,396,725    $612,088

At December 31, 1997, the Portfolio segregated $4,133,229 to cover margin requirements on open futures contracts.





REPORT OF INDEPENDENT
ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.


Kansas City, Missouri
February 13, 1998



--------------------------------------------------------------------------------

                                     Directors
                      Robert G. Davis, Chairman of the Board
            Michael J.C. Roth, President and Vice Chairman of the Board
                     John W. Saunders, Jr., Vice President
                                Barbara B. Dreeben
                                Howard L. Freeman, Jr.
                                Robert L. Mason
                                Richard A. Zucker
                             ----------------------
               Investment Advisor, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                      -------------------------------------
        Transfer Agent                                 Legal Counsel
USAA Shareholder Account Services                 Goodwin, Procter & Hoar LLP
    9800 Fredericksburg Road                           Exchange Place
     San Antonio, Texas 78288                     Boston, Massachusetts 02109

          Custodian                                  Independent Auditors
    Bankers Trust Company                            Coopers & Lybrand LLP
      Four Albany Street                         1100 Main Street, Suite 900
   New York, New York 10006                      Kansas City, Missouri 64105
  --------------------------------------------------------------------------

                              Telephone Assistance
                          Call toll free - Central time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.
                    For Additional Information on Mutual Funds
                     1-800-531-8181, (in San Antonio) 456-7211
                 For account servicing, exchanges or redemptions
                     1-800-531-8448, (in San Antonio) 456-7202
                         Recorded Mutual Fund Price Quotes
                          24-Hour Service (from any phone)
                     1-800-531-8066, (in San Antonio) 498-8066
                                Mutual Fund Touchline
                                                 ----
                            (from Touchtone phones only)
               For account balance, last transaction or fund prices
                     1-800-531-8777, (in San Antonio) 498-8777

--------------------------------------------------------------------------------